Capital Stock, Warrants, Stock Options and Restricted Share Units	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Capital Stock, Warrants, Stock Options and Restricted Share Units

10. Capital Stock, Warrants, Stock Options and Restricted Share Units

Authorized

The total authorized capital is as follows:

●	1,500,000,000 Common Shares with a par value of $0.000001 per Common Share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

The Cooperation Agreement provides for, among other things, MineWater LLC (the “Creditor”) and its affiliates providing certain collateral security in order for the Company to obtain certain surety bonds with respect to the Bunker Hill Mine (the “Collateral Security”). In consideration for the Collateral Security, the Company is required to pay the Creditor a financing cooperation fee of US$20,000 per month during the term of the Cooperation Agreement. In January 2025, the Company issued 1,053,335 shares of common stock in connection with its election to satisfy financing cooperation fee for the six months ended September 30, 2024. In January 2025, the Company issued 621,500 shares of common stock in connection with its election to satisfy financing cooperation fee for the three months ended December 31, 2024.

In January 2025, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2024.

In January 2025, the Company issued 672,450 shares of common stock in connection with settlement of RSUs.

In January 2024, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2023.

In March 2024, the Company issued 2,546,436 shares of common stock in connection with settlement of RSUs.

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marked to market at each financial reporting period. The change in fair value of the warrant is recorded in the condensed interim consolidated statements of loss and comprehensive loss as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at March 31, 2025 and December 31, 2024:

January 2025 warrants	March 31, 2025	Grant Date
Expected life	860 days	943 days
Volatility	90%	105%
Risk free interest rate	2.46%	2.85%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.165
Fair value	$5,370	$7,116
Change in derivative liability	$(1,746)

November 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$28,921	$32,374
Change in derivative liability	$(3,453)

October 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$20,952	$25,881
Change in derivative liability	$(4,929)

August 2024 warrants	March 31, 2025	December 2024
Expected life	860 days	950 days
Volatility	90%	95%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$67,076	$82,857
Change in derivative liability	$(15,781)

March 2023 warrants	March 31, 2025	December 31, 2024
Expected life	361 days	451 days
Volatility	24%	24%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$545,933	$915,046
Change in derivative liability	$(369,113)

April 2022 special warrants issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

April 2022 non-brokered issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

June 2022 issuance	March 31, 2025	December 31, 2024
Expected life	1 days	91 days
Volatility	105%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$1
Change in derivative liability	$-

February 2021 issuance	March 31, 2025	December 31, 2024
Expected life	315 days	405 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1,391	$44,465
Change in derivative liability	$(43,074)

June 2019 issuance	March 31, 2025	December 31, 2024
Expected life	275 days	365 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$9,724
Change in derivative liability	$(9,723)

August 2019 issuance	March 31, 2025	December 31, 2024
Expected life	275 days	365 days
Volatility	75%	70%
Risk free interest rate	2.46%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.145	$0.155
Fair value	$1	$14,945
Change in derivative liability	$(14,944)

Outstanding warrants at March 31, 2025 and December 31, 2024 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

Balance, December 31, 2024	147,219,360	$0.37	$0.09
Issued	100,397	0.15	0.07
Balance, March 31, 2025	147,319,757	$0.37	$0.09

At March 31, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.15	100,397	100,397
August 8, 2027	0.12	476,793	476,793
		147,319,757	147,319,757

Compensation options

At March 31, 2025, and December 31, 2024 the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	4,301,150	$0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	0.15

Balance, December 31, 2024 (i)	2,070,258	0.15
Balance, March 31, 2025 (i)	2,070,258	0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026(ii)	$0.15	2,070,057	$111,971

i)	Exercisable into one March 2023 Unit.

Stock options

Outstanding stock options at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	$0.16
Expired October 24, 2024	(1,575,000)	$0.60
Expired October 31, 2024	(1,037,977)	$0.34
Balance, December 31, 2024	6,445,152	$0.52

Balance, December 31, 2024	6,445,152	$0.52
Balance, March 31, 2025	6,445,152	$0.52

The following table reflects the stock options issued and outstanding as of March 31, 2025:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.55	0.05	5,957,659	5,957,659	1,536,764
0.15	2.65	400,000	400,000	37,387
0.16	4.34	87,493	-	7,242
		6,445,152	6,357,659	$1,581,393

The vesting of stock options during the three months ending March 31, 2025 and March 31, 2024, resulted in stock based compensation expenses of $1,786 and $25,093 respectively.

Restricted Share Units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

Outstanding RSUs at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at March 31, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $8,880 for the three months ended March 31, 2025 and March 31, 2024, respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $98,979 and $22,220 for the three months ended March 31, 2025 and March 31, 2024 respectively, which is included in operating expenses in the condensed interim consolidated statements of loss and comprehensive loss.

The vesting of RSU’s during the three months ending March 31, 2025, and March 31, 2024, resulted in stock based compensation expense of $182,776 and $236,856 respectively.

10. Capital Stock, Warrants, Stock Options and Restricted Share Units

Authorized

The total authorized capital is as follows:

●	2,500,000,000 (1,500,000,000 as of December 31, 2024) Common Shares with a par value of $0.000001 per Common Share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share.

Issued and outstanding

In January 2025, the Company issued 1,053,335 shares of common stock in connection with its election to satisfy financing cooperation fee relating to the Cooperation Agreement for the six months ended September 30, 2024. In January 2025, the Company issued 621,500 shares of common stock in connection with its election to satisfy financing cooperation fee relating to the Cooperation Agreement for the three months ended December 31, 2024. The Company recognized a loss on debt settlement of $nil and $13,972 for the three and six months ended June 30, 2025 (compared to $nil and $nil for the three and six months ended June 30, 2024) in the on the condensed interim consolidated statements of income (loss) and comprehensive income (loss) for satisfying the financing cooperation fee with shares.

In January 2025, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2024.

In January 2025, the Company issued 672,450 shares of common stock in connection with settlement of RSUs.

In April 2025 the Company issued 187,500 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debenture for the three months ending March 31, 2024.

On June 5, 2025, we, closed the brokered private placement (the “Brokered Offering”) for aggregate cash consideration of $6,200,000, which included participation by Sprott Streaming and Royalty Corp. (together with its affiliates, “Sprott Streaming”), and concurrent non-brokered private placement (the “Non-Brokered Offering” and together with the Brokered Offering, collectively, the “Equity Offerings”) with Teck Resources Limited (together with its affiliates, “Teck”) for $20,500,000. As part of the equity offering the Company incurred $918,425 of financing costs recognized in additional paid in capital on the condensed balance sheets and $216,008 of financing costs on the condensed interim consolidated statements of income (loss) and comprehensive income (loss) relating to the issuance of 126,107,872 warrants.

As part of the Equity Offerings, we issued an aggregate of our 252,215,751 units (“Units”) at a price of C$0.15 per Unit (the “Offering Price”). Each Unit issued under the Equity Offerings consisted of one share of our common stock and one-half of one share of common stock purchase warrant (a “Warrant”). Each whole Warrant will be exercisable to acquire one additional share of our common stock (a “Warrant Share”) at a price of C$0.25 per Warrant Share for a period of three years following the date of issuance, subject to customary adjustments.

In the Brokered Offering, 56,921,096 Units were sold at the Offering Price by a syndicate of agents led by BMO Capital Markets, CIBC Capital Markets and Red Cloud Securities Inc., as joint bookrunners, and including National Bank Financial Inc. (collectively, the “Agents”), of which Sprott Streaming acquired 10,000,000 Units (the “Sprott Subscription”). In the Non-Brokered Offering, Teck acquired 195,294,655 Units (the “Teck Units”) at the Offering Price. We intend to use the net proceeds of the Equity Offerings to support the construction, start-up and ramp-up of the Bunker Hill Mine.

The Equity Offerings, including both the brokered and non-brokered components, were conducted on a private placement basis pursuant to applicable exemptions from the requirements of securities laws under National Instrument 45-106 – Prospectus Exemptions and the United States Securities Act of 1933, as amended (the “Securities Act”), in such other jurisdictions outside of Canada and the United States pursuant to applicable exemptions from the prospectus, registration or other similar requirements in such other jurisdictions. All securities issued pursuant to the Equity Offerings (i) are subject to a four month plus one day hold period in accordance with applicable Canadian securities laws and, if applicable, the policies of the TSX Venture Exchange (the “TSX-V”) and (ii) have not been registered under the Securities Act or any U.S. state securities laws and may not be offered or sold in the United States without registration under the Securities Act and all applicable state securities laws or compliance with requirements of an applicable exemption therefrom.

Sprott Stream Conversion

On June 5, 2025, the existing metals purchase agreement (the “Metals Purchase Agreement”) dated June 23, 2023, by and among us, Silver Valley, and Sprott Streaming, pursuant to which Sprott Streaming previously advanced a $46,000,000 deposit to Silver Valley, was terminated and exchanged (the “Exchange Agreement”) for (i) 200,000,000 shares of our common stock; (ii) senior secured Series 3 convertible debentures in the aggregate principal amount of US$4 million and with a maturity date of June 5, 2030 (the “Series 3 CDs”); and (iii) an additional 1.65% life-of-mine gross revenue royalty (the “New Royalty”) on primary and secondary claims comprising the Bunker Hill Mine.

Sprott Streaming Debt Settlements

On June 5, 2025, The Company and Silver Valley entered into the debt settlement agreements with Sprott Streaming (collectively, the “Sprott Debt Settlement Agreements”), pursuant to which an aggregate of 63,690,476 shares of our common stock were issued to Sprott Streaming at the Offering Price in full satisfaction of (i) $487,500 of unpaid interest under the secured convertible debentures held by Sprott Streaming, and (ii) $6,200,000, consisting of the principal amount of US$6 million previously advanced to us under the Debt Facility, together with an aggregate of $200,000 of interest accrued thereon.

Additional Debt Settlements

The Company agreed to settle outstanding receivables and other amounts owing (including, where applicable, accrued and unpaid interest thereon) in aggregate amounts of approximately $80,000, $3,072,254 and C$195,000 with certain creditors, contractors, and directors, respectively, of the Company’s or Silver Valley through the issuance of equity securities at the Offering Price. On June 5, 2025, concurrently with the closing of the Equity Offerings, the Company entered into debt settlement agreements (collectively, the “Debt Settlement Agreements”) with such creditors, contractors, and directors (collectively, the “Debt Settlements”) in order to preserve its cash for the potential restart and ongoing development of the Bunker Hill Mine.

In connection with the Debt Settlements, the Company issued:

(a) 761,904 Units to MineWater, for a financing cooperation fee;

(b) 257,379 shares of our common stock to four of our directors for their services for the period beginning on March 1, 2025, and ending on April 30, 2025; and

(c) 30,302,181 Units to certain other arm’s length creditors or contractors of the Company to settle certain other outstanding receivables and other amounts owing in the aggregate amount of approximately $3,072,254.

Equity Payment

Silver Valley and C & E Tree Farm, L.L.C. (“C&E”) previously entered into an option agreement dated March 3, 2023 (the “Option Agreement”), pursuant to which Silver Valley has an option to purchase certain real property in Idaho, USA, from C&E upon making a cash payment of $3,129,500, subject to adjustment for lease payments made pursuant to a commercial lease agreement between the parties. The Company wanted to satisfy a portion of the purchase price payable under the Option Agreement through the issuance of equity securities. Accordingly, on June 5, 2025, the Company, Silver Valley and C&E entered into an equity payment agreement (the “Equity Payment Agreement”), pursuant to which the Company issued 4,761,905 Units to C&E at a deemed price equal to the Offering Price to satisfy $500,000 of the purchase price payable under the Option Agreement. Each Unit issued pursuant to the Equity Payment Agreement consists of one shares of our common stock and one-half of one Warrant, with each whole Warrant exercisable for one additional Warrant Share at an exercise price of C$0.25 per Warrant Share for a period of three years following the date of issuance, being June 5, 2028. The payment is included in long term deposits on the June 30, 2025, interim consolidated balance sheets.

The Company recognized a gain on debt settlement of $113,527 and $113,527 for the three and six months ended June 30, 2025 (compared to $nil and $nil for the three and six months ended June 30, 2024) in the on the condensed interim consolidated statements of income (loss) and comprehensive income (loss) for the additional debt settlements, and the equity payment.

In January 2024, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending December 31, 2023.

In March 2024, the Company issued 2,546,436 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 100,000 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 6,398,439 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2024.

The Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marked to market at each financial reporting period. The change in fair value of the warrant is recorded in the condensed interim consolidated statements of income (loss) and comprehensive income (loss) as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at June 30, 2025 and December 31, 2024:

June 2025 warrants	June 30, 2025	Grant Date
Expected life	1071 days	1096 days
Volatility	95%	105%
Risk free interest rate	2.62%	2.62%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.135
Fair value	$4,935,982	$6,279,115
Change in derivative liability	$(1,343,133)

January 2025 warrants	June 30, 2025	Grant Date
Expected life	769 days	943 days
Volatility	80%	105%
Risk free interest rate	2.59%	2.85%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.165
Fair value	$3,481	$7,116
Change in derivative liability	$(3,635)

November 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$19,431	$32,374
Change in derivative liability	$(12,943)

October 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$13,047	$25,881
Change in derivative liability	$(12,834)

August 2024 warrants	June 30, 2025	December 2024
Expected life	769 days	950 days
Volatility	80%	95%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$41,770	$82,857
Change in derivative liability	$(41,087)

March 2023 warrants	June 30, 2025	December 31, 2024
Expected life	270 days	451 days
Volatility	24%	24%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$102,185	$915,046
Change in derivative liability	$(812,861)

April 2022 special warrants issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

April 2022 non-brokered issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

June 2022 issuance	June 30, 2025		December 31, 2024
Expected life		Expired	91 days
Volatility		N/A	70%
Risk free interest rate		N/A	2.96%
Dividend yield		N/A	0%
Share price (C$)	$	N/A	$0.155
Fair value		$-	$1
Change in derivative liability		$(1)

February 2021 issuance	June 30, 2025	December 31, 2024
Expected life	224 days	405 days
Volatility	75%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$44,465
Change in derivative liability	$(44,464)

June 2019 issuance	June 30, 2025	December 31, 2024
Expected life	184 days	365 days
Volatility	85%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$9,724
Change in derivative liability	$(9,723)

August 2019 issuance	June 30, 2025	December 31, 2024
Expected life	184 days	365 days
Volatility	85%	70%
Risk free interest rate	2.59%	2.96%
Dividend yield	0%	0%
Share price (C$)	$0.12	$0.155
Fair value	$1	$14,945
Change in derivative liability	$(14,944)

Outstanding warrants at June 30, 2025 and December 31, 2024 were as follows:

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

Balance, December 31, 2024	147,219,360	$0.37	$0.09
Issued	126,208,269	0.25	0.05
Expired	(40,538,969)	0.37	0.15
Balance, June 30, 2025	232,888,660	$0.30	$0.06

At June 30, 2025, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.15	100,397	100,397
August 8, 2027	0.12	476,793	476,793
June 5, 2028	0.25	126,107,872	126,107,872
		232,888,660	232,888,660

Compensation options

At June 30, 2025, and December 31, 2024 the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2023	4,301,150	$0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	0.15

Balance, December 31, 2024 (i)	2,070,258	0.15
Balance, June 30, 2025 (i)	2,070,258	0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026(i)	$0.15	2,070,057	$111,971

i)	Exercisable into one March 2023 Unit.

Stock options

Outstanding stock options at June 30, 2025, and December 31, 2024 were as follows:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	$0.16
Expired October 24, 2024	(1,575,000)	$0.60
Expired October 31, 2024	(1,037,977)	$0.34
Balance, December 31, 2024	6,445,152	$0.52

Balance, December 31, 2024	6,445,152	$0.52
Expired April 20, 2025	(5,957,659)	$0.55
Balance, June 30, 2025	487,493	$0.15

The following table reflects the stock options issued and outstanding as of June 30, 2025:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.15	2.40	400,000	400,000	37,387
0.16	4.09	87,493	-	7,242
		487,493	400,000	$44,629

The vesting of stock options during the three and six months ending June 30, 2025, resulted in stock based compensation expense of $1,805 and $3,591, respectively ($6,423 and $31,516 for the three and six months ending June 30, 2024, respectively).

Restricted Share Units

Effective March 25, 2020, the Board of Directors approved a Restricted Share Unit (“RSU”) Plan to grant RSUs to its officers, directors, key employees and consultants.

Outstanding RSUs at June 30, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2023	7,044,527	$0.24
Granted	9,720,403	$0.11
Vested	(2,667,436)	$0.23
Forfeited	(71,000)	$0.50
Unvested as at December 31, 2024	14,026,494	$0.15

Unvested as at December 31, 2024	14,026,494	$0.15
Vested	(672,450)	0.10
Unvested as at June 30, 2025	13,354,044	$0.15

(i)	On January 29, 2024, the Company granted 672,450 RSUs to the CFO of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $3,552 and $3,552, respectively, for the three and six months ended June 30, 2025, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss), compared to $12,432 and $21,311 for the three and six months ended June 30, 2024, respectively.

(ii)	On March 13, 2024, the Company granted 9,047,953 RSUs to certain executives and employees of the Company, which vest in one-third increments on March 13 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $51,061 and $150,040, respectively, for the three and six months ended June 30, 2024, which is included in operating expenses condensed interim consolidated statements of income (loss) and comprehensive income (loss) compared to $112,334 and $134,554, for the three and six months ended June 30, 2024, respectively.

The vesting of RSU’s during the three and six months ending June 30, 2025, resulted in stock based compensation expense of $78,850 and $261,626 respectively ($189,808 and $426,664 for the three and six months ending June 30, 2024, respectively).

11. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

●	1,500,000,000 shares of common stock, with a par value of $0.000001 per share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In January 2023, the Company issued 6,377,271 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2022.

In March 2023, the Company issued 9,803,574 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2023.

In March 2023, the Company amended the exercise price and expiry date of 10,416,667 warrants which were previously issued in a private placement to Teck on May 13, 2022 in consideration for the Company’s acquisition of the Pend Oreille process plant. The warrant entitled the holder thereof to purchase one share of Common Share of the Company at an exercise price of C$0.37 per Warrant at any time on or prior to May 12, 2025. The Company amended the exercise price of the warrants from C$0.37 to C$0.11 per Warrant and the expiry date from May 12, 2025, to March 31, 2023, resulting in a gain on modification of warrants of $214,714. In March 2023, Teck exercised all 10,416,667 warrants at an exercise price of C$0.11, for aggregate gross proceeds of C$1,145,834 to the Company. During the quarter ended March 31, 2023, the Company recognized a change in derivative liability of $400,152 relating to the Teck warrants using the following assumptions: volatility of 120%, stock price of C$0.11, interest rate of 3.42% to 4.06%, and dividend yield of 0%.

In March 2023, the Company closed a brokered private placement of special warrants of the Company (the “March 2023 Offering”), issuing 51,633,727 special warrants of the Company (“March 2023 Special Warrants”) at C$0.12 per March 2023 Special Warrant for $4,536,020 (C$6,196,047), of which $3,661,822 was received in cash and $874,198 was applied towards settlement of accounts payable, accrued liabilities and promissory notes.

In connection with the March 2023 Offering, each March 2023 Special Warrant is automatically exercisable (without payment of any further consideration and subject to customary anti-dilution adjustments) into one unit of the Company (a “March 2023 Unit”). Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.

In connection with the March 2023 Offering, the Company incurred share issuance costs of $846,661 and issued 2,070,258 compensation options (the “March 2023 Compensation Options”). Each March 2023 Compensation Option is exercisable at an exercise price of C$0.15 into one Unit Share and one Warrant Share.

The Special Warrants issued on March 27, 2023, were converted to 51,633,727 shares of common stock and common stock purchase warrants on July 24, 2023. The Company determined that in accordance with ASC 815 derivatives and hedging, each Special Warrant will be valued and carried as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss until the shares of common stock and common stock purchase warrants are issued.

In May 2023, the Company issued 1,318,183 shares of common stock in connection with settlement of RSUs.

In June 2023, the Company issued 4,449,035 shares of common stock in connection with settlement of RSUs.

In June 2023, the Company issued 3,944,364 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended June 30, 2023.

In November 2023, the Company issued 42,000 shares of common stock in connection with settlement of RSUs.

In January 2024, the Company issued 7,392,859 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended December 31, 2023.

In March 2024, the Company issued 2,546,436 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 100,000 shares of common stock in connection with settlement of RSUs.

In April 2024, the Company issued 6,398,439 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending March 31, 2024.

In July 2024, the Company issued 4,653,409 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending June 30, 2024.

In August 2024, in connection with closing of the First Tranche, the Company issued 1,280,591 Warrants to Monetary Metals & Co. The Tranche 1 Warrants will be exercisable until August 8, 2027, at an exercise price of C$0.16.

In October 2024, in connection with closing of the Second Tranche, the Company issued 400,000 Warrants to Monetary Metals & Co. The Tranche 2 Warrants will be exercisable until August 8, 2027, at an exercise price of C$0.16.

In October 2024, the Company issued 5,175,000 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending September 30, 2024.

In October 2024, the Company issued 5,175,000 shares of common stock in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ending June 30, 2024.

In October 2024, the Company issued 750,000 shares of common stock in connection with settlement of DSUs.

In November 2024, the Company issued 21,000 shares of common stock in connection with settlement of RSUs.

In November 2024, in connection with closing of the Third & Fourth Tranche, the Company issued 476,793 Warrants to Monetary Metals & Co. The Tranche 3 & 4 Warrants will be exercisable until August 8, 2027, at an exercise price of C$0.12.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815 Derivatives and Hedging. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marked to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss in the change in derivative liability line item and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions as at December 31, 2024 and December 31, 2023:

November 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	996 days
Volatility	95%	105%
Risk free interest rate	2.96%	3.14%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.125
Fair value	$32,374	$26,752
Change in derivative liability	$5,622

October 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	1,041 days
Volatility	95%	105%
Risk free interest rate	2.96%	2.84%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.16
Fair value	$25,881	$29,780
Change in derivative liability	$(3,899)

August 2024 warrants	December 31, 2024	Grant Date
Expected life	950 days	1,095 days
Volatility	95%	105%
Risk free interest rate	2.96%	3.25%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.16
Fair value	$82,857	$98,493
Change in derivative liability	$(15,636)

March 2023 warrants	December 31, 2024	December 31, 2023
Expected life	451 days	817 days
Volatility	24%	24%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.11
Fair value	$915,046	$281,085
Change in derivative liability	$633,961

April 2022 special warrants issuance	December 31, 2024	December 31, 2023
Expected life	91 days		457 days
Volatility	70%		110%
Risk free interest rate	2.96%		3.88%
Dividend yield	0%		0%
Share price (C$)	$0.155		$0.11
Fair value	$1		$546,592
Change in derivative liability	$(546,591)	$

April 2022 non-brokered issuance	December 31, 2024	December 31, 2023
Expected life	91 days		457 days
Volatility	70%		110%
Risk free interest rate	2.96%		3.88%
Dividend yield	0%		0%
Share price (C$)	$0.155		$0.11
Fair value	$1		$21,252
Change in derivative liability	$(21,251)	$

June 2022 issuance	December 31, 2024	December 31, 2023
Expected life	91 days	457 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price (C$)	$0.155	$0.11
Fair value	$1	$17,589
Change in derivative liability	$(17,588)

February 2021 issuance	December 31, 2024	December 31, 2023
Expected life	405 days	771 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$44,465	$367,349
Change in derivative liability	$(322,884)

June 2019 issuance	December 31, 2024	December 31, 2023
Expected life	365 days	731 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$9,724	$226,570
Change in derivative liability	$(216,846)

August 2019 issuance	December 31, 2024	December 31, 2023
Expected life	365 days	731 days
Volatility	70%	110%
Risk free interest rate	2.96%	3.88%
Dividend yield	0%	0%
Share price	$0.155	$0.11
Fair value	$14,945	$348,211
Change in derivative liability	$(333,266)

Warrants

		Weighted	Weighted
		Average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2022	162,129,064	$0.49	$0.17
Issued	51,633,727	0.15	0.05
Exercised	(10,416,667)	0.11	0.12
Expired	(58,284,148)	0.50	0.27
Balance, December 31, 2023	145,061,976	$0.37	$0.09
Issued	2,157,384	0.15	0.07
Balance, December 31, 2024	147,219,360	$0.37	$0.09

At December 31, 2024, the following warrants were outstanding:

	Exercise	Number of	Number of warrants
Expiry date	price (C$)	warrants	exercisable

April 1, 2025	0.37	40,538,969	40,538,969
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
March 27, 2026	0.15	51,633,727	51,633,727
August 8, 2027	0.16	1,680,591	1,680,591
August 8, 2027	0.12	476,793	476,793
		147,219,360	147,219,360

During the year ended December 31, 2024, 10,416,667 May 2022 Teck warrants were exercised

Compensation options

At December 31, 2024, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, December 31, 2022	5,470,799	$0.34
Issued – March 2023 Compensation Options (i)	2,070,258	0.15
Expired – August 2020 Compensation Options	(3,239,907)	0.35
Balance, December 31, 2023	4,301,150	0.24

Balance, December 31, 2023	4,301,150	0.24
Expired – February 2024	(351,000)	0.50
Expired – April 2024	(1,879,892)	0.30
Balance, December 31, 2024	2,070,258	$0.15

(i)	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
March 2023	3.4%	0%	120%	C$0.11	3 years

	Exercise	Number of	Grant date Fair value
Expiry date	price (C$)	broker options	($)

March 27, 2026 (i)	$0.15	2,070,258	$111,971
		2,070,258	$111,971

(i)	Exercisable into one March 2023 Unit.

Stock options

The following table summarizes the stock option activity during the years ended December 31, 2024 and 2023:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2022	9,320,636	$0.51
Expired September 30, 2023	(200,000)	0.60
Expired November 25, 2023	(150,000)	0.15
Balance, December 31, 2023	8,970,636	$0.52
Granted August 1, 2024	87,493	0.16
Expired October 24, 2024	(1,575,000)	0.60
Expired October 31, 2024	(1,037,977)	0.34
Balance, December 31, 2024	6,445,152	$0.52

(i)	On August 1, 2024, 87,493 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$0.16 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
October 2019	1.54%	0%	100%	C$0.50	5 years
April 2020	0.44%	0%	100%	C$0.50	5 years
February 2021	0.64%	0%	100%	C$0.34	5 years
November 2022	3.22%	0%	120%	C$0.15	5 years
August 2024	3.09%	0%	91%	C$0.16	5 years

The following table reflects the stock options issued and outstanding as of December 31, 2024:

			Number of
	Remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.55	0.30	5,957,659	5,957,659	1,536,764
0.15	2.90	400,000	400,000	37,387
0.16	4.59	87,493	-	7,242
		6,445,152	6,357,659	$1,581,393

The vesting of stock options during the year ended December 31, 2024, resulted in stock-based compensation expenses of $36,386 ($147,592 for the year ended December 31, 2023).